Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Disclosure
The following table shows the lease balance sheet classification of leases for the years ended December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Assets
Operating lease right-of-use assets, net of accumulated amortization	$18,775	$51,637

Liabilities
Current
Operating lease liabilities, current	4,453	3,590
Non-current
Operating lease liabilities, non-current	16,545	50,571
Total lease liabilities	$20,998	$54,161

The following table shows the lease costs for the years ended December 31, 2021 and 2020 (in thousands):

		Year ended December 31,
Lease costs	Statement of Operations Classification	2021	2020
Operating lease costs	Operating expenses: research and development	$4,801	$5,266
Variable costs	Operating expenses: research and development	1,144	1,212
Short term lease costs	Operating expenses: research and development	193	282

Operating lease costs	Operating expenses: general and administration	1,178	1,380
Variable costs	Operating expenses: general and administration	147	270
Short term lease costs	Operating expenses: general and administration	12	—
Total lease costs		$7,475	$8,410

	Year ended December 31,
Other information	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$4,619	$4,896
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$(38,335)	$30,786

Weighted-average remaining lease term - operating leases (in years)	5.80 years	11.20 years
Weighted-average discount rate - operating leases	7.15%	9.00%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of December 31, 2021 are payable as follows:

Operating Leases
Maturity of lease liabilities for the years ending December 31,	(in thousands)
2022	$5,776
2023	4,915
2024	4,230
2025	2,981
2026	2,748
Thereafter	4,780
Total Lease Payments	25,430
Less: Imputed interest	(4,432)
Present value of lease liabilities	$20,998
Future fixed receipts for non-cancellable operating sub-leases in effect as of December 31, 2021 are receivable as follows:

Operating Leases
(in thousands)
2022	$243
2023	278
2024	278
2025	278
2026	217
Thereafter	244
Total lease payments receivable	$1,538

Operating Lease, Lease Income
The following table shows the sub-lease rental income for the years ended December 31, 2021 and 2020 (in thousands):

		Year ended December 31,
Sub-lease rental income	Statement of Operations Classification	2021	2020
Sub-lease rental income	Operating expenses: general and administration	49	—
Total sub-lease rental income		$49	$—